Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Schedule of Detailed Information about Non Cash Transaction
a.	Non-cash transactions

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)
Additions of financial assets at FVTOCI	$128,557.7	$148,920.0
Conversion of convertible bonds into equity securities	(120.5)	—
Changes in accrued expenses and other current liabilities	(5,074.6)	2,665.4

Payments for acquisition of financial assets at FVTOCI	$123,362.6	$151,585.4

Disposal of financial assets at FVTOCI	$127,700.7	$145,602.7
Changes in other financial assets	(1,472.7)	2,990.8

Proceeds from disposal of financial assets at FVTOCI	$126,228.0	$148,593.5

	Six Months Ended June 30
	2020	2021
	NT$ (In Millions)	NT$ (In Millions)
Additions of property, plant and equipment	$277,237.9	$366,978.5
Changes in other financial assets	461.9	364.9
Changes in payables to contractors and equipment suppliers	41,604.9	47,697.8
Transferred to initial carrying amount of hedged items	(46.6)	(41.4)

Payments for acquisition of property, plant and equipment	$319,258.1	$414,999.8

Additions of intangible assets	$10,190.3	$4,803.9
Changes in other financial assets	5.6	2.4
Changes in account payable	191.4	—
Changes in accrued expenses and other current liabilities	(1,899.7)	(682.7)

Payments for acquisition of intangible assets	$8,487.6	$4,123.6

Schedule of Liabilities Arising From Financing Activities
b.	Reconciliation of liabilities arising from financing activities

			Non-cash changes
	Balance as of January 1, 2020	Financing Cash Flow	Foreign Exchange Movement	Leases Modifications	Other Changes (Note)	Balance as of June 30, 2020
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Short-term loans	$118,522.3	$52,578.6	$(1,553.9)	$—	$—	$169,547.0
Short-term bills payable	—	6,485.3	—	—	8.1	6,493.4
Bonds payable	56,900.0	38,337.9	—	—	1.8	95,239.7
Lease liabilities	17,316.9	(1,573.9)	(29.5)	5,307.8	128.4	21,149.7

Total	$192,739.2	$95,827.9	$(1,583.4)	$5,307.8	$138.3	$292,429.8

			Non-cash changes
	Balance as of January 1, 2021	Financing Cash Flow	Foreign Exchange Movement	Leases Modifications	Other Changes (Note)	Balance as of June 30, 2021
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Short-term loans	$88,559.0	$55,624.1	$(4,518.5)	$—	$(283.7)	$139,380.9
Bonds payable	256,705.1	154,930.7	(1,231.5)	—	60.6	410,464.9
Long-term bank loans	1,967.6	1,210.0	—	—	(6.3)	3,171.3
Lease liabilities	22,388.6	(1,082.1)	(33.2)	1,521.4	97.0	22,891.7

Total	$369,620.3	$210,682.7	$(5,783.2)	$1,521.4	$(132.4)	$575,908.8